Revenue	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Revenue

Note  24.            Revenue

Nature of goods and services

The following is a description of the principal activities from which the Group generates its revenue.

The Group recognizes revenue when a customer takes possession of the chips, which usually occurs when the goods are delivered. Customers typically pay once goods are delivered.

Disaggregation of revenue

The following table shows the Group’s revenues disaggregated by product or service type:

		At one point in time		Total
Disaggregation of revenue (unaudited)	Revenue recognized	6 months ended June 30,		6 months ended June 30,
USD'000		2023	2022	2023	2022
Secure Microcontrollers Segment
Secure chips	Upon delivery	10,156	9,671	10,156	9,671
Total Secure Microcontrollers segment revenue		10,156	9,671	10,156	9,671
All Other Segment
Secure chips	Upon delivery	4,595	985	4,595	985
Total All Other segment revenue		4,595	985	4,595	985
Total Revenue		14,751	10,656	14,751	10,656

For the six months ended June 30, 2023 and 2022, the Group recorded no revenues related to performance obligations satisfied in prior periods.

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region (unaudited)	6 months ended June 30,
USD'000	2023	2022
Secure Microcontrollers Segment
France	31	90
Rest of EMEA	1,357	1,280
North America	7,956	6,937
Asia Pacific	812	1,314
Latin America	—	50
Total Secure Microcontrollers segment revenue	10,156	9,671
All Other Segment
France	109	4
Rest of EMEA	2,924	679
North America	418	—
Asia Pacific	1,144	302
Total All Other segment revenue	4,595	985
Total net sales	14,751	10,656
*EMEA means Europe, Middle East and Africa

Contract assets, deferred revenue and contract liability

Our contract assets, deferred revenue and contract liability consist of:

	As at June 30,	As at December 31,
USD'000	2023 (unaudited)	2022
Trade accounts receivables
Trade accounts receivable - Secure Microcontrollers Segment	2,424	1,794
Trade accounts receivable - All Other Segment	1,096	475
Total trade accounts receivables	3,520	2,269
Contract liabilities - current	157	84
Total contract liabilities	157	84
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year	—	—

Increases or decreases in trade accounts receivable, contract assets, deferred revenue and contract liability were primarily due to normal timing differences between our performance and customer payments.

Remaining performance obligations

As of June 30, 2023, approximately USD 157,392 is expected to be recognized from remaining performance obligations for contracts. We expect to recognize revenue for these remaining performance obligations in 2023.